CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption, shares outstanding		13,800,000
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to possible redemption, shares outstanding	13,800,000	13,800,000
Class A ordinary shares subject to possible redemption, redemption price (in dollars per share)	$ 10.16	$ 10.10
Ordinary shares, shares issued		13,800,000
Ordinary shares, shares outstanding		13,800,000
Class A Ordinary shares
Class A ordinary shares subject to possible redemption, shares outstanding		13,800,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	3,450,000	3,450,000
Ordinary shares, shares outstanding	3,450,000	3,450,000
Class A ordinary shares non-redeemable
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0